STOCK-BASED COMPENSATION PLANS - TVA Group outstanding options (Details) - TVA Group stock option plan	12 Months Ended
	Dec. 31, 2017 CAD ($) Option Y	Dec. 31, 2016 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year (in shares) | Option	357,632	463,371
Cancelled (in shares) | Option	(134,915)
Expired (in shares) | Option	(162,717)	(105,739)
Balance at end of year (in shares) | Option	60,000	357,632
Vested options at end of year (in shares) | Option	24,000	283,632
Balance at beginning of year (in dollars per share) | $	$ 12.71	$ 13.30
Cancelled (in dollars per share) | $	12.86
Expired (in dollars per share) | $	14.75	15.29
Balance at end of year (in dollars per share) | $	6.85	12.71
Vested options at end of year (in dollars per share) | $	$ 6.85	$ 14.11
Weighted average years to maturity | Y	7.09